Ford Credit Auto Owner Trust 2026-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,663,640,443.99	43,572		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$352,800,000.00	4.269%		October 15, 2027
Class A-2a Notes	$386,600,000.00	4.72%		July 15, 2029
Class A-2b Notes	$145,000,000.00	4.02764%	*	July 15, 2029
Class A-3 Notes	$531,600,000.00	5.08%		April 15, 2031
Class A-4 Notes	$84,000,000.00	5.17%		April 15, 2033
Class B Notes	$47,370,000.00	5.28%		April 15, 2033
Class C Notes	$31,570,000.00	0.00%		March 15, 2034
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.33%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,168,142.85

Principal:
Principal Collections	$35,409,551.62
Prepayments in Full	$16,951,246.82
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$52,360,798.44
Collections	$59,528,941.29

Purchase Amounts:
Purchase Amounts Related to Principal	$612,214.52
Purchase Amounts Related to Interest	$1,671.16
Sub Total	$613,885.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,142,826.97

Ford Credit Auto Owner Trust 2026-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,142,826.97
Servicing Fee	$1,386,367.04	$1,386,367.04	$0.00	$0.00	$58,756,459.93
Interest - Class A-1 Notes	$711,215.40	$711,215.40	$0.00	$0.00	$58,045,244.53
Interest - Class A-2a Notes	$861,688.44	$861,688.44	$0.00	$0.00	$57,183,556.09
Interest - Class A-2b Notes	$275,781.46	$275,781.46	$0.00	$0.00	$56,907,774.63
Interest - Class A-3 Notes	$1,275,249.33	$1,275,249.33	$0.00	$0.00	$55,632,525.30
Interest - Class A-4 Notes	$205,076.67	$205,076.67	$0.00	$0.00	$55,427,448.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,427,448.63
Interest - Class B Notes	$118,109.20	$118,109.20	$0.00	$0.00	$55,309,339.43
Second Priority Principal Payment	$18,160,617.73	$18,160,617.73	$0.00	$0.00	$37,148,721.70
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,148,721.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,148,721.70
Regular Principal Payment	$334,639,382.27	$37,148,721.70	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,142,826.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$18,160,617.73
Regular Principal Payment					$37,148,721.70
Total					$55,309,339.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$55,309,339.43	$156.77	$711,215.40	$2.02	$56,020,554.83	$158.79
Class A-2a Notes	$0.00	$0.00	$861,688.44	$2.23	$861,688.44	$2.23
Class A-2b Notes	$0.00	$0.00	$275,781.46	$1.90	$275,781.46	$1.90
Class A-3 Notes	$0.00	$0.00	$1,275,249.33	$2.40	$1,275,249.33	$2.40
Class A-4 Notes	$0.00	$0.00	$205,076.67	$2.44	$205,076.67	$2.44
Class B Notes	$0.00	$0.00	$118,109.20	$2.49	$118,109.20	$2.49
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$55,309,339.43	$35.03	$3,447,120.50	$2.18	$58,756,459.93	$37.21

Ford Credit Auto Owner Trust 2026-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$352,800,000.00	1.0000000	$297,490,660.57	0.8432275
Class A-2a Notes	$386,600,000.00	1.0000000	$386,600,000.00	1.0000000
Class A-2b Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000
Class A-3 Notes	$531,600,000.00	1.0000000	$531,600,000.00	1.0000000
Class A-4 Notes	$84,000,000.00	1.0000000	$84,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,523,630,660.57	0.9649706

Pool Information
Weighted Average APR	5.129%	5.136%
Weighted Average Remaining Term	54.89	54.14
Number of Receivables Outstanding	43,572	42,895
Pool Balance	$1,663,640,443.99	$1,610,667,076.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,947,945.41	$1,529,209,382.27
Pool Factor	1.0000000	0.9681582

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.86
Yield Supplement Overcollateralization Amount	$81,457,694.52
Targeted Overcollateralization Amount	$113,036,653.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,036,416.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.86

Ford Credit Auto Owner Trust 2026-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$354.24
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$354.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		37	$354.24
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$354.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.57
Average Net Loss for Receivables that have experienced a Realized Loss			$9.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	147	$5,937,621.78
61-90 Days Delinquent	0.01%	3	$160,269.96
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.38%	150	$6,097,891.74

Repossession Inventory:
Repossessed in the Current Collection Period		2	$69,219.96
Total Repossessed Inventory		2	$69,219.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0070%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0100%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$3,660,985.58
2 Months Extended	67	$3,230,417.42
3+ Months Extended	11	$632,208.87

Total Receivables Extended	151	$7,523,611.87

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class A notes	$1,500.0	92.0%
Class B notes	$47.4	2.9%
Class C notes	$26.2	1.6%
Residual Interest	$56.2	3.4%
Total	$1,629.7	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, according to the Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer